Other Assets	12 Months Ended
Dec. 31, 2021
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets	Other Assets
The following table presents the components of the Company’s Other assets at December 31, 2021 and 2020:

(In Thousands)	December 31, 2021	December 31, 2020
REO (1)	$156,223	$249,699
Goodwill	61,076	—
Intangibles, net (2)	21,400	—
Capital contributions made to loan origination partners	71,673	47,148
Other interest-earning assets	57,522	—
Interest receivable	50,191	38,850
Other loan related receivables	34,191	16,682
Lease Right-of-Use Asset (3)	39,370	758
Other	73,910	32,244
Total Other Assets	$565,556	$385,381

(1)Includes $11.3 million and $61.8 million of REO that is held-for-investment at December 31, 2021 and 2020.
(2)Net of aggregate accumulated amortization of $6.6 million as of December 31, 2021.
(3)An estimated incremental borrowing rate of 7.5% was used in connection with the Company’s primary operating lease (see Notes 2 and 9).
(a) Real Estate Owned
At December 31, 2021, the Company had 553 REO properties with an aggregate carrying value of $156.2 million. At December 31, 2020, the Company had 946 REO properties with an aggregate carrying value of $249.7 million.

At December 31, 2021, $155.2 million of residential real estate property was held by the Company that was acquired either through a completed foreclosure proceeding or from completion of a deed-in-lieu of foreclosure or similar legal agreement. In addition, formal foreclosure proceedings were in process with respect to $84.4 million of residential whole loans held at carrying value and $351.4 million of residential whole loans held at fair value at December 31, 2021.

The following table presents the activity in the Company’s REO for the years ended December 31, 2021 and 2020:

	For the Year Ended December 31,
(Dollars In Thousands)	2021	2020
Balance at beginning of period	$249,699	$411,659
Adjustments to record at lower of cost or fair value	(4,772)	(12,570)
Transfer from residential whole loans (1)	72,304	96,766
Purchases and capital improvements, net	2,458	10,198
Disposals and other (2)	(163,466)	(256,354)
Balance at end of period	$156,223	$249,699

Number of properties	553	946

(1)Includes a net loss recorded on transfer of approximately $700,000 and a net gain recorded on transfer of approximately $5.1 million, respectively, for the years ended December 31, 2021 and 2020.
(2)During the year ended December 31, 2021, the Company sold 647 REO properties for consideration of $187.9 million, realizing net gains of approximately $23.5 million. During the year ended December 31, 2020, the Company sold 1,086 REO properties for consideration of $274.1 million, realizing net gains of approximately $15.1 million. These amounts are included in Other Income, net on the Company’s consolidated statements of operations.(b) Capital Contributions Made to Loan Origination Partners The Company has made investments in several loan originators as part of its strategy to be a reliable source of capital to select partners from whom it sources residential mortgage loans through both flow arrangements and bulk purchases. To date, such contributions of capital include the following investments (based on their carrying value prior to any impairments): $23.2 million of common equity (including partnership interests) and $78.9 million of preferred equity. In addition, for certain partners, options or warrants may have also been acquired that provide the Company the ability to increase the level of its investment if certain conditions are met. At the end of each reporting period, or earlier if circumstances warrant, the Company evaluates whether the nature of its interests and other involvement with the investee entity requires the Company to apply equity method accounting or consolidate the results of the investee entity with the Company’s financial results. On July 1, 2021, the Company completed the acquisition of certain ownership interests in Lima One, which resulted in the Company owning all of Lima One’s outstanding ownership interests. Accordingly, the Company consolidated Lima One’s financial results beginning on that date. In addition, in connection with the purchase accounting for the acquisition, the Company was required to revalue its investments in Lima One common equity, resulting in a $38.9 million gain, which was recorded in Other Income in the Company’s consolidated statements of operations (Refer to Note 15 for further details). Further, to the extent that the nature of the Company’s interests has resulted in the need for the Company to apply equity method accounting, the impact of such accounting on the Company’s results for periods subsequent to that in which the Company was determined to have significant influence over the investee company was not material for any period. With respect to investments in entities that the Company does not either consolidate or apply equity method accounting, as the interests acquired to date by the Company generally do not have a readily determinable fair value, the Company accounts for these interests (including any acquired options and warrants) in loan originators initially at cost. The carrying value of these investments will be adjusted if it is determined that an impairment has occurred or if there has been a subsequent observable transaction in either the investee company’s equity securities or a similar security that provides evidence to support an adjustment to the carrying value. Following an evaluation of the anticipated impact of COVID-19 on economic conditions for the short to medium term, the Company recorded impairment charges of $65.3 million on investments in certain loan origination partners during the year ended December 31, 2020, which was included in “Impairment and other gains and losses on securities available-for-sale and other assets” on the consolidated statements of operations. During the year ended December 31, 2021, the Company reversed $10.0 million of previously recorded impairment as two of the Company’s preferred equity investments were repaid in full. In addition, the Company recorded a gain of $24.0 million related to a preferred equity investment that had been previously impaired and that was required to be revalued during the period, as the investee company completed a capital transaction with an unrelated third party. These gains were recorded in Other Income in the consolidated statements of operations. The Company did not record any impairment charges to earnings on investments in loan origination partners during the year ended December 31, 2021.
(c) Derivative Instruments

Swaps

The Company’s derivative instruments include Swaps, which are used to economically hedge the interest rate risk associated with certain borrowings. Pursuant to these arrangements, the Company agreed to pay a fixed rate of interest and receive a variable interest rate, generally based on Secured Overnight Financing Rate (“SOFR”), on the notional amount of the Swap. At December 31, 2021, none of the Company’s Swaps are designated as hedges for accounting purposes.

In response to the turmoil in the financial markets resulting from COVID-19 experienced during the three months ended March 31, 2020, and given that management no longer considered these transactions to be effective hedges in the then prevailing interest rate environment, the Company unwound all of its approximately $4.1 billion of Swap hedging transactions late in the first quarter of 2020 in order to recover previously posted margin.

The following table presents the assets pledged as collateral against the Company’s Swap contracts at December 31, 2021 and 2020:

	December 31,
(In Thousands)	2021	2020
Restricted Cash	$14,446	$—

At December 31, 2021, the Company had Swaps with an aggregate notional amount of $900.0 million and extended approximately 48 months on average with a maximum term of approximately 60 months.

The following table presents information about the Company’s Swaps at December 31, 2021 and 2020:

	December 31, 2021			December 31, 2020
Maturity (1)	Notional Amount	Weighted Average Fixed-Pay Interest Rate	Weighted Average Variable Interest Rate (2)	Notional Amount	Weighted Average Fixed-Pay Interest Rate	Weighted Average Variable Interest Rate (2)
(Dollars in Thousands)
Within 30 days to 12 months	$—	—%	—%	$—	—%	—%
Over 12 months to 24 months	—	—	—	—	—	—
Over 24 months to 36 months	450,010	0.90	0.05	—	—	—
Over 36 months to 48 months	—	—	—	—	—	—
Over 48 months to 60 months	450,000	1.12	0.05	—	—	—
Total Swaps	$900,010	1.01%	0.05%	$—	—%	—%

(1)Each maturity category reflects contractual amortization and/or maturity of notional amounts.
(2)Reflects the benchmark variable rate due from the counterparty at the date presented, which rate adjusts annually based on SOFR.

The following table presents the net impact of the Company’s derivative hedging instruments on its net interest expense and the weighted average interest rate paid and received for such Swaps for the years ended December 31, 2021, 2020 and 2019:

	For the Year Ended December 31,
(Dollars in Thousands)	2021	2020	2019
Interest expense attributable to Swaps	$—	$(3,359)	$927
Weighted average Swap rate paid	—%	2.06%	2.28%
Weighted average Swap rate received	—%	1.63%	2.24%

During the year ended December 31, 2021, the Company recorded net losses on Swaps not designated in hedging relationships of approximately $598,000. During the years ended December 31, 2020 and 2019, the Company recorded net losses on Swaps not designated in hedging relationships of $4.3 million and $16.5 million, which included $9.4 million and $17.7 million, respectively, of losses realized on the unwind of certain Swaps. These amounts are included in Other income, net on the Company’s consolidated statements of operations.

Impact of Derivative Hedging Instruments on AOCI

The following table presents the impact of the Company’s derivative hedging instruments on its AOCI for the years ended December 31, 2021, 2020 and 2019:

	For the Year Ended December 31,
(In Thousands)	2021	2020	2019
AOCI from derivative hedging instruments:
Balance at beginning of period	$—	$(22,675)	$3,121
Net loss on Swaps	—	(50,127)	(23,342)
Reclassification adjustment for losses/gains related to hedging instruments included in net income	—	72,802	(2,454)
Balance at end of period	$—	$—	$(22,675)

TBA Securities

In order to economically hedge the risks arising from the investments in Agency eligible investor loans, the Company has entered into short positions in certain TBA securities. The table below summarizes open short positions in TBA securities as of December 31, 2021, which had an aggregate value of $(1.3) million and were included in Other liabilities on the Company’s consolidated balance sheets.

(Dollars in Thousands)	Notional Amount	Settlement Date
TBA Security
FNCL 2.5 1/22	$180,000	January 13, 2022
FNCL 2 1/21	$130,000	January 13, 2022

TBA short positions are subject to margining requirements which serve to mitigate counterparty credit risk associated with these transactions. Open TBA positions are measured at fair value each reporting date, with realized and unrealized changes in the fair value of these positions recorded in Other income, net in our consolidated statements of operations. For the year ended December 31, 2021, the Company recorded realized and unrealized changes in fair value on TBA short positions of $2.0 million. No TBA short positions had been entered into in the prior periods presented.